As filed with the Securities and Exchange Commission on February 1, 2001

                                                              File No. 333-71325
                                                              File No. 811-09211

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

                             Pre-Effective Amendment No.                   [   ]

                             Post-Effective Amendment No.   2              [ X ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

                             Amendment No.   4                             [ X ]

                                  HARVEST FUNDS
                      (formerly, the RISA Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                              112 Ballymeade Drive
                           WILMINGTON, DELAWARE 19810
                    (Address of Principal Executive Offices)


                                 (215) 545-4050
                                 --------------
                         (Registrant's Telephone Number)


                         O. Sam Folin, Managing Director
                          RISA Investment Advisers, LLC
                        225 South 15th Street, Suite 930
                        Philadelphia, Pennsylvania 19102
                        --------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Brian S. Vargo, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Eighteenth and Arch Streets
                             Philadelphia, PA 19103

It is proposed that this filing will become effective:

             [ X ] immediately upon filing pursuant to Paragraph (b)
             [ ] on (date) pursuant to Paragraph (b);
             [ ] 60 days after filing pursuant to Paragraph (a)(i);
             [ ] on (date) pursuant to Paragraph (a)(i);
             [ ] 75 days after filing pursuant to Paragraph (a)(ii); or
             [ ] on (date) pursuant to Paragraph (a)(ii) of Rule 485

                                  HARVEST FUNDS


                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)      (i)      Agreement and Declaration of Trust dated December 30, 1998 is incorporated herein by reference to the Registrant's
                  Initial Registration Statement on Form N-1A filed on January
                  28, 1999 (the "Initial Registration Statement").

         (ii) Certificate of Trust dated December 30, 1998 is incorporated herein by reference to the Initial Registration Statement.

         (iii) Certificate of Amendment dated September 2, 1999 to the Certificate of Trust is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed on September 7, 1999 ("Pre-Effective Amendment No. 2").

(b) By-laws of the Registrant are incorporated herein by reference to the Initial Registration Statement.


(c) Articles II, V and VI of the Registrant's Agreement and Declaration of Trust, as amended, defines the rights of shareholders of the Registrant. The Agreement and Declaration of Trust was filed as Exhibit 23(a) and is incorporated herein by reference.


(d)      (i)      Form of Investment Advisory Agreement between the Registrant and RISA Investment Advisers, LLC is incorporated herein by reference to the Initial Registration Statement.

         (ii) Form of Sub-Investment Advisory Agreement between RISA Investment Advisers, LLC and African Harvest Asset Managers (Proprietary) Limited is incorporated herein by reference to the Initial Registration Statement.


(e) Amended Distribution Agreement with BOE Securities Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on January 29, 2001 ("PEA No. 1").


(f)      Not Applicable.


(g) Form of Custodian Agreement with PFPC Trust Company is incorporated herein by reference to PEA No. 1.

(h)      (i)      Form of Transfer Agent Agreement with PFPC Inc. is
                  incorporated herein by reference to PEA No. 1.


         (ii) Form of Accounting and Administration Services Agreement with PFPC Inc. is incorporated herein by reference to PEA No. 1.

(i) Legal opinion of Pepper Hamilton LLP is incorporated herein by reference to Pre-Effective Amendment No. 2.


(j)      None

(k)      Not applicable.


(l) Subscription Agreement for initial issuance of shares to RISA Investment Advisers, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2.

(m) Distribution Plan and Form of Selling Dealer Agreement are incorporated herein by reference to Pre-Effective Amendment No. 2.

(n)      Not Applicable.

(p) Joint Code of Ethics of the Registrant and RISA Investment Advisers, LLC is filed herewith.

(q) Powers of Attorneys are incorporated herein by reference to Pre-Effective Amendment No. 2.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                  REGISTRANT:

                  None.

ITEM 25.          INDEMNIFICATION

                  Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of Harvest Funds (the "Trust") shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

                  Subject to the standards and restrictions set forth in the Trust's Agreement and Declaration of Trust, the Delaware Business Trust Act,
section 3817, permits a business trust to indemnify and hold harmless any trustee, beneficial owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the business trust or a beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

                  The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees? performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                  The By-Laws provide indemnification for each Trustee and officer who was or is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of willful duties involved in the conduct of the Trustees or officers office with the Trust. Further, no indemnification shall be made:

                  (a) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

                  (b) In respect of any proceeding as to which any Trustee or officer shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

                  (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

                  In any event, the Trust shall indemnify each officer and Trustee against expenses actually and reasonably incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

                  The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Adviser - RISA Investment Advisers, LLC: Reference is made to Part B of this Registration Statement under "Management of the Fund" and to the Adviser's Form ADV as filed with the SEC (File No. 801-56613).

                  Sub-adviser - African Harvest Asset Managers (Proprietary)
                           Limited Reference is made to the Sub-adviser's Form ADV as filed with the SEC (File No. 801-56309).

ITEM 27.          PRINCIPAL UNDERWRITERS:

                  (a) BOE Securities, Inc., the distributor for the Registrant's securities, does not currently act as distributor for any other investment companies.

                  (b) Bufus Outlaw is the President and sole stockholder of BOE Securities, Inc. Mr. Outlaw is not a Trustee or Officer of the Trust. Additional information about BOE Securities, Inc. is incorporated herein by reference to the Form BD with the

                           Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

                           BOE Securities Distributors, Inc.: SEC File
                           No.8-50309

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS:

                  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.          MANAGEMENT SERVICES:

                  There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.          UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Philadelphia and the state of Pennsylvania on this 29th1st day of JanuaryFebruary 2001.



                                                         HARVEST FUNDS


                                                         By:/S/ O.SAM FOLIN
                                                         O. Sam Folin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                                             DATE
---------                     -----                                             ----


/s/ Oliver St. C. Franklin                                                      January 29, February 1, 2001
---------------------------
Oliver St. C. Franklin*       Chairman of the Board of Trustees

/s/ O. Sam Folin                                                                January 29, February 1, 2001
---------------------------
O. Sam Folin                  Trustee, President and Chief Financial Officer

/s/ Carolyn B. Lewis                                                            January 29, February 1, 2001
---------------------------
Carolyn B. Lewis*             Trustee

/s/ James L. McDonald                                                           January 29, February 1, 2001
---------------------------
James L. McDonald*            Trustee

*By: /S/ O. SAM FOLIN                                                           January 29, February 1, 2001
     -----------------
       O. Sam Folin
Attorney-in-Fact


* Pursuant to a Powers of Attorney filed with and incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed on September 7, 1999.

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 2


Exhibit No.       Description
-----------       -----------


(p)      Joint Code of Ethics of the Registrant and RISA Investment Advisers,
         LLC.